================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                     FORM NQ

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21188

                   PIMCO California Municipal Income Fund III
                   ------------------------------------------
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
              -----------------------------------------------------
              (Address of principal executive offices)   (Zip code)

  Lawrence G.Altadonna - 1345 Avenue of the Americas, New York, New York 10105
  ----------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371
                                                    ------------

Date of fiscal year end: September 30, 2005
                         ------------------

Date of reporting period: June 30, 2005
                          -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may
use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

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Item 1. Schedule of Investments

PIMCO CALIFORNIA MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)



-------------------------------------------------------------------------------------------------------------------------
   Principal
    Amount                                                                                Credit Rating
     (000)                                                                                (Moody's/S&P)           Value*

-------------------------------------------------------------------------------------------------------------------------

CALIFORNIA MUNICIPAL BONDS & NOTES--85.0%
        $ 1,000      Alameda Public Financing Auth. Rev., 7.00%, 6/1/09                       NR/NR          $ 1,027,660
                     Association of Bay Area Governments Finance Auth. Rev.,
                       Odd Fellows Home,
          3,200           5.20%, 11/15/22                                                     NR/A             3,373,664
         11,725           5.35%, 11/15/32                                                     NR/A            12,547,274
                     Burbank Public Finance Auth. Rev., San Fernando Redev. Project,
          1,135           5.50%, 12/1/28                                                     NR/BBB            1,186,154
          1,000           5.50%, 12/1/33                                                     NR/BBB            1,042,970
          2,000      Butte-Glenn Community College, GO,
                           5.00%, 8/1/26, Ser. A (MBIA)                                      Aaa/NR            2,133,880
          2,000      Capistrano Univ. School Dist., Community Fac. Dist., Special Tax,
                          6.00%, 9/1/32                                                       NR/NR            2,105,060
          1,000      Carlsbad Improvement Bond Act 1915, Special Assessment,
                          6.00%, 9/2/34                                                       NR/NR            1,041,760
          1,000      Cathedral City Public Financing Auth. Tax Allocation,
                          5.00%, 8/1/33, Ser. A (MBIA)                                       Aaa/AAA           1,061,340
          1,150      Ceres Redev. Agcy. Tax Allocation,
                          5.00%, 11/1/33 (MBIA)                                              Aaa/AAA           1,239,677
                     Ceres Unified School Dist., GO, (FGIC)
          2,825           zero coupon, 8/1/28                                                Aaa/AAA             792,356
          2,940           zero coupon, 8/1/29                                                Aaa/AAA             775,278
          1,600      Chula Vista Community Facs. Dist., Special Tax,
                          5.75%, 9/1/33                                                       NR/NR            1,637,264
            945      Chula Vista Improvement Board Act 1915, Special Assessment,
                          6.15%, 9/2/29                                                       NR/NR              973,993
                     Chula Vista Special Tax,
            675           6.15%, 9/1/26                                                       NR/NR              714,818
          1,620           6.20%, 9/1/33                                                       NR/NR            1,716,471
          8,000      Contra Costa Cnty.  Public Financing Auth. Tax Allocation,
                          5.625%, 8/1/33, Ser. A                                             NR/BBB            8,508,480
          3,775      Cucamonga School Dist., CP, 5.20%, 6/1/27                                NR/A-            3,888,703
                     Eastern Muni. Water Dist. Community Facs., Special Tax,
            425           5.75%, 9/1/33                                                       NR/NR              433,610
          1,500           5.95%, 9/1/33                                                       NR/NR            1,530,675
          1,745           6.05%, 9/1/27                                                       NR/NR            1,780,842
          1,535           6.10%, 9/1/33                                                       NR/NR            1,566,544
          2,500      Educational Facs. Auth. Rev., Institute of Technology,
                          5.00%, 10/1/32, Ser. A                                             Aaa/AAA           2,653,625
          2,455      Educational Facs. Auth. Rev., Loyola-Marymount University,
                          zero coupon, 10/1/34 (MBIA)                                        Aaa/NR              603,046
          5,000      Educational Facs. Auth. Rev., Pepperdine Univ.,
                          5.00%, 9/1/33, Ser. A (FGIC)                                       Aaa/AAA           5,266,750
            500      Franklin-Mckinley School Dist., GO,
                          5.00%, 8/1/27, Ser. B (FSA)                                        Aaa/AAA             533,115
          5,000      Fremont Community Facs. Dist., Special Tax,
                          6.30%, 9/1/31                                                       NR/NR            5,198,550
          9,500      Fresno School Unified Dist., GO,
                          6.00%, 8/1/26, Ser. A (MBIA)                                       Aaa/AAA          11,967,720
          4,380      Glendale Electric Works Rev., 5.00%, 2/1/27 (MBIA)                      Aaa/AAA           4,654,670



PIMCO CALIFORNIA MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)



-------------------------------------------------------------------------------------------------------------------------
   Principal
    Amount                                                                                Credit Rating
     (000)                                                                                (Moody's/S&P)           Value*

-------------------------------------------------------------------------------------------------------------------------
                     Golden State Tobacco Securitization Corp., Tobacco Settlement Rev.,
                       Ser. 2003-A-1
       $ 18,000           6.25%, 6/1/33                                                     Baa3/BBB        $ 19,636,920
         38,490           6.75%, 6/1/39                                                     Baa3/BBB          43,375,921
                     Health Facs. Finance Auth. Rev., (CA Mtg. Ins.)
          2,000           5.125%, 1/1/22                                                      NR/A             2,133,640
          1,550           5.25%, 1/1/26                                                       NR/A             1,647,464
                     Health Facs. Financing Auth. Rev.,
          5,000           5.00%, 10/1/18, Ser. B                                             A3/AAA            5,333,800
          5,000           5.00%, 3/1/33                                                       NR/A             5,095,200
          6,000           5.00%, 11/1/33, Ser. B (MBIA)                                      Aaa/AAA           6,320,820
          2,000           6.25%, 8/15/35, Ser. A                                             A1/AA-            2,278,940
          2,750      Infrastructure & Economic Dev. Bank Rev., Claremount Univ. Consortium,
                          5.25%, 10/1/33                                                     Aa3/NR            2,960,375
                     Infrastructure & Economic Dev. Bank Rev., Kaiser Assistance Corp.,
          3,000           5.50%, 8/1/31, Ser. B                                               A2/A+            3,207,300
          8,000           5.55%, 8/1/31, Ser. A                                               NR/A+            8,576,960
          3,725      La Mesa-Spring Valley School Dist., GO,
                          5.00%, 8/1/26, Ser. A (FGIC) (Pre-refunded @ 100, 8/1/12) (a)      Aaa/AAA           4,153,599
          1,400      La Quinta Redev. Agcy. Tax Allocation,
                          5.10%, 9/1/31 (AMBAC)                                              Aaa/AAA           1,483,664
             20      Lancaster Financing Auth. Tax Allocation,
                          4.75%, 2/1/34 (MBIA)                                               Aaa/AAA              20,592
            825      Lee Lake Water Dist. Community Facs. Dist., Special Tax,
                          6.125%, 9/1/32                                                      NR/NR              858,297
          5,000      Long Beach Community College Dist., GO,
                          5.00%, 5/1/28, Ser. A (MBIA)                                       Aaa/AAA           5,318,800
                     Los Angeles Unified School Dist., GO, (MBIA)
          7,650           5.00%, 1/1/28, Ser. A                                              Aaa/AAA           8,141,666
          3,000           5.125%, 1/1/27, Ser. E                                             Aaa/AAA           3,215,250
          1,000      Lynwood Unified School Dist., GO,
                          5.00%, 8/1/27, Ser. A (FSA)                                        Aaa/NR            1,066,230
          5,280      Modesto Irrigation District, CP,
                          5.00%, 7/1/33, Ser. A (MBIA)                                       Aaa/AAA           5,589,778
          2,180      Murrieta Valley Unified School Dist., Special Tax,
                          6.40%, 9/1/24                                                       NR/NR            2,288,106
          5,000      Oakland, GO, 5.00%, 1/15/33, Ser. A (MBIA)                              Aaa/AAA           5,295,450
                     Oakland Redev. Agcy. Tax Allocation,
            985           5.25%, 9/1/27                                                       NR/A-            1,030,379
          1,545           5.25%, 9/1/33                                                       NR/A-            1,617,182
          5,000      Orange Cnty. Community Facs. Dist., Special Tax,
                          5.55%, 8/15/33, Ser. A                                              NR/NR            5,165,550
          5,000      Orange Cnty. Unified School Dist., CP,
                         4.75%, 6/1/29 (MBIA)                                                Aaa/AAA           5,318,300
          1,000      Orange Cnty. Water Dist. Rev., CP,
                          5.00%, 8/15/28, Ser. B (MBIA)                                      Aaa/AAA           1,062,220
          2,000      Palm Desert Financing Auth., Tax Allocation,
                          5.00%, 4/1/25, Ser. A (MBIA)                                       Aaa/AAA           2,121,880
          1,410      Pomona Public Financing Auth. Rev,
                          5.00%, 12/1/37, Ser. AF (MBIA)                                     Aaa/AAA           1,482,911



PIMCO CALIFORNIA MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)



-------------------------------------------------------------------------------------------------------------------------
   Principal
    Amount                                                                                Credit Rating
     (000)                                                                                (Moody's/S&P)           Value*

-------------------------------------------------------------------------------------------------------------------------
                     Poway Unified School Dist., Special Tax,
        $ 1,285           6.05%, 9/1/25                                                       NR/NR          $ 1,347,297
          2,100           6.125%, 9/1/33                                                      NR/NR            2,179,737
          5,000      Riverside, CP, 5.00%, 9/1/33 (AMBAC)                                    NR/AAA            5,280,550
            500      Rocklin Unified School Dist. Community Facs., Special Tax,
                          5.00%, 9/1/29 (MBIA)                                               Aaa/AAA             530,895
          7,680      Rowland Unified School Dist., GO,
                          5.00%, 8/1/28, Ser. B (FSA)                                        Aaa/AAA           8,183,194
          1,470      Sacramento City Financing Auth. Rev.,
                          6.25%, 9/1/23, Ser. A                                               NR/NR            1,535,136
                     San Diego Unified School Dist., GO, (FSA)
            480           5.00%, 7/1/26, Ser. C                                              Aaa/AAA             532,718
         11,000           5.00%, 7/1/26, Ser. E                                              Aaa/AAA          12,148,950
          8,425           5.00%, 7/1/28, Ser. E                                              Aaa/AAA           9,360,765
          1,500      San Diego Univ. Foundation Auxiliary Organization, Rev.,
                          5.00%, 3/1/27, Ser. A (MBIA)                                       Aaa/AAA           1,579,620
          3,000      San Jose Libraries & Park Project, GO, 5.125%, 9/1/31                   Aa1/AA+           3,187,350
                     Santa Ana Unified School Dist., GO, (FGIC)
          2,515           zero coupon, 8/1/26, Ser. B                                        Aaa/AAA             945,036
          3,520           zero coupon, 8/1/28, Ser. B                                        Aaa/AAA           1,183,776
          2,500           zero coupon, 8/1/30, Ser. B                                        Aaa/AAA             755,650
          3,780           zero coupon, 8/1/31, Ser. B                                        Aaa/AAA           1,086,523
          3,770           zero coupon, 8/1/32, Ser. B                                        Aaa/AAA           1,030,341
          1,250      Santa Clara Valley Transportation Auth., Sales Tax Rev,
                          5.00%, 6/1/26, Ser. A (MBIA) (Pre-refunded @ 100, 6/1/11) (a)      Aaa/AAA           1,313,750
          6,000      Santa Margarita Water Dist. Special Tax, 6.25%, 9/1/29                   NR/NR            6,431,520
          1,205      Sequoia Union High School Dist., GO,
                          5.00%, 7/1/23 (MBIA)                                               Aaa/NR            1,292,266
          4,475      Simi Valley Community Dev. Agcy., Tax Allocation,
                          5.00%, 9/1/25 (FGIC)                                               Aaa/AAA           4,764,264
          4,250      Sonoma Cnty. Jr. College Dist., GO,
                          5.00%, 8/1/27, Ser. A (FSA)                                        Aaa/AAA           4,531,478
          1,000      Sonoma Cnty. Water Agcy. Water Rev.,
                          5.00%, 7/1/32, Ser. A (MBIA)                                       Aaa/AAA           1,056,720
                     South Tahoe Joint Powers Financing Auth. Rev.,
          2,500           5.125%, 10/1/09                                                     NR/NR            2,530,550
          4,425           5.45%, 10/1/33                                                     NR/BBB            4,642,976
         12,200      Southern CA Public Power Auth., Power Project Rev.,
                          5.00%, 7/1/33, Ser. A-2003-1 (AMBAC)                               Aaa/AAA          12,958,352
            600      State Dept. of Water Resources Rev.,
                          5.00%, 12/1/25, Ser. AC (MBIA)                                     Aaa/AAA             646,128
          4,095      State Dept. Veteran Affairs Home Purchase Rev.,
                          5.35%, 12/1/27, Ser. A (AMBAC)                                     Aaa/AAA           4,301,920
                     State Public Works Board Lease Rev.,
          5,385           5.00%, 10/1/19                                                      A3/A-            5,630,771
          4,600           5.00%, 4/1/28, Ser. A                                              Aa2/A+            4,853,092
          1,105           5.375%, 4/1/28                                                     Baa1/A-           1,192,958
          3,505      Statewide Community Dev. Auth., CP, Internext Group,
                          5.375%, 4/1/30                                                     NR/BBB-           3,536,510
                     Statewide Community Dev. Auth. Rev.,
         15,000           5.50%, 10/1/33, Ser. A                                              A3/A            16,000,050
          7,300           5.50%, 11/15/33 (CA St. Mtg.)                                       NR/A             7,973,498
         10,000           5.50%, 8/15/34, Ser. B                                             A1/AA-           10,614,600
          2,500           7.25%, 10/1/33                                                      NR/NR            2,626,525



PIMCO CALIFORNIA MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)



-------------------------------------------------------------------------------------------------------------------------
   Principal
    Amount                                                                                Credit Rating
     (000)                                                                                (Moody's/S&P)           Value*

-------------------------------------------------------------------------------------------------------------------------
        $ 1,795      Sunnyvale Financing Auth., Water & Wastewater Rev.,
                          5.00%, 10/1/26 (AMBAC)                                             Aaa/AAA         $ 1,886,024
          2,000      Tamalpais Union High School Dist., GO,
                          5.00%, 8/1/26 (MBIA)                                               Aaa/AAA           2,125,840
          2,000      Temecula Public Financing Auth., Special Tax,
                          6.00%, 9/1/33, Ser. A                                               NR/NR            2,097,740
                     Tobacco Securitization Agcy. Rev.,
          8,100           5.875%, 6/1/35                                                     Baa3/NR           8,484,912
          7,000           6.00%, 6/1/42                                                      Baa3/NR           7,349,860
          2,000           6.125%, 6/1/43                                                     NR/BBB            2,114,340
          2,950      Torrance Medical Hospital Rev., 5.50%, 6/1/31                            A1/A+            3,112,516
          4,000      Vernon Electric System Rev.,
                          5.50%, 4/1/33 (Pre-refunded @ $100, 4/1/08) (a)                    Aaa/NR            4,297,680
          1,000      West Basin Municipal Water Dist. Rev., CP,
                          5.00%, 8/1/30, Ser. A (MBIA)                                       Aaa/AAA           1,060,570
          2,500      William S. Hart Union High School Dist., Special Tax,
                          6.00%, 9/1/33                                                       NR/NR            2,586,000
          2,750      Woodland Finance Auth. Lease Rev., 5.00%, 3/1/32 (XLCA)                 Aaa/AAA           2,927,458
                                                                                                        -----------------

                     Total California Municipal Bonds & Notes (cost--$390,734,488)                           423,561,549
                                                                                                        -----------------

OTHER MUNICIPAL BONDS & NOTES--3.7%
                     NEW YORK--0.6%
          2,500      New York State Dormitory Auth. Revs., 6.25%, 8/15/15 (FHA)              Aa2/AAA           2,941,275
                                                                                                        -----------------

                     PUERTO RICO--3.1%
          3,500      Commonwealth of Puerto Rico, GO, 5.00%, 7/1/30 (c)                     Baa2/BBB           3,791,270
          1,500      Electric Power Auth. Power Rev., 5.125%, 7/1/29, Ser. NN                 A3/A-            1,595,400
          4,420      Public Building Auth. Rev., 5.00%, 7/1/36, Ser. I                      Baa2/BBB           4,651,962
                     Puerto Rico Public Buildings Authority Rev., Ser. D
            290           5.25%, 7/1/36                                                     Baa2/BBB             307,907
            790           5.25%, 7/1/36 (Pre-refunded @ 100, 7/1/12) (a)                     Baa2/A-             884,366
          3,800      Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A (c)                   Baa3/BBB           4,224,764
                                                                                                        -----------------
                                                                                                              15,455,669
                                                                                                        -----------------

                     Total Other Municipal Bonds & Notes (cost--$17,243,799)                                  18,396,944
                                                                                                        -----------------

CALIFORNIA VARIABLE RATE NOTES (c)(d)(h)--8.5%
          1,465      Infrastructure & Economic Dev. Bank Rev.,
                          15.651%, 7/1/36 (AMBAC)                                             NR/NR            1,946,736
                     Los Angeles Unified School Dist., GO, (MBIA)
          1,745           14.578%, 1/1/23                                                     NR/NR            2,066,412
          2,090           17.361%, 1/1/11                                                     NR/NR            3,450,924
          2,020      Los Angeles Water & Power Rev., 14.729%, 7/1/30                          NR/NR            2,585,802
            950      Orange Cnty. Water Dist. Rev., CP,
                          16.957%, 2/15/11 (MBIA)                                             NR/NR            1,258,636
            710      Pajaro Valley Unified School Dist., GO, 19.945%, 8/1/11                  NR/NR            1,319,052
          1,170      Pasadena Water Rev., 16.215%, 6/1/33 (FGIC)                              NR/NR            1,545,160



PIMCO CALIFORNIA MUNICIPAL INCOME FUND III SCHEDULE OF INVESTMENTS
June 30, 2005 (unaudited)



-------------------------------------------------------------------------------------------------------------------------
   Principal
    Amount                                                                                Credit Rating
     (000)                                                                                (Moody's/S&P)           Value*

-------------------------------------------------------------------------------------------------------------------------
        $ 1,785      Sacramento Cnty.  Water Financing Auth. Rev.,
                          17.568%, 6/1/11 (AMBAC)                                             NR/NR          $ 2,413,855
          1,150      Sacramento Muni Utility Dist., Electric Rev.,
                          19.792%, 2/15/11 (MBIA)                                             NR/NR            1,653,436
          1,725      San Diego Community College Dist., GO,
                          19.900%, 5/1/11 (FSA)                                               NR/NR            2,494,902
                     San Marcos Public Facs. Auth. Tax Allocation, (FGIC)
          1,340           17.062%, 2/1/11                                                     NR/NR            1,776,853
          1,340           17.062%, 8/1/11                                                     NR/NR            1,776,853
                     Southern CA Public Power Auth., Power Project Rev., (AMBAC)
          1,350           7.49%, 7/1/33                                                       NR/NR            1,517,832
          2,065           17.319%, 7/1/11                                                     NR/NR            2,830,186
          4,520      State Economic Recovery, GO,
                          15.005%, 7/1/12, Ser. 956 (MBIA)                                    NR/NR            6,988,824
                     University of CA Rev., (FSA)
          1,375           12.43%, 5/15/35, Ser. 1119  (b)                                    NR/AAA            1,512,019
          3,095           19.491%, 9/1/33                                                     NR/NR            4,365,869
            340           19.491%, 9/1/34                                                     NR/NR              481,678
                                                                                                        -----------------

                     Total California Variable Rate Notes (cost--$34,212,132)                                 41,985,029
                                                                                                        -----------------

CALIFORNIA VARIABLE RATE DEMAND NOTES (c)(e)--2.0%
                     East Bay Muni. Utility Dist. Rev., (XLCA)
          1,000           2.25%, 7/6/05, Ser. B-2                                          VMIG1/A-1+          1,000,000
          4,550           2.35%, 7/6/05, Ser. 2                                            VMIG1/A-1+          4,550,000
            800      Metropolitan Water Dist. Southern CA Waterworks Rev.,
                          2.45%, 7/1/05, Ser. C-1                                          VMIG1/A-1+            800,000
          1,780      Newport Beach Memorial Presbyterian Hospital Rev.,
                          2.24%, 7/1/05                                                    VMIG1/A-1+          1,780,000
            300      Pasadena Parking Improvement Rev., CP,
                          2.27%, 7/7/05 (AMBAC)                                             VMIG1/NR             300,000
          1,625      State Dept. Water Resources Rev.,
                          2.35%, 7/7/05, Ser. C-6 (AMBAC)                                  VMIG1/A-1+          1,625,000
                                                                                                        -----------------

                     Total California Variable Rate Demand Notes (cost--$10,055,000)                          10,055,000
                                                                                                        -----------------

 U.S. TREASURY BILLS (f)--1.3%
          6,455      2.92%-3.05%, 9/1/05-9/15/05 (cost--$6,415,808)                           Aaa/AAA          6,415,747
                                                                                                        -----------------

                     TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN
                     (cost--$458,661,227)--100.5%                                                            500,414,269
                                                                                                        -----------------

OPTIONS WRITTEN (g)--(0.5%)
      Contracts
                     CALL OPTIONS--(0.4%)
                     U.S. Treasury Bond Futures, Chicago Board of Trade,
            243           strike price $112, expires 8/26/05                                                    (451,828)
          1,438           strike price $113, expires 8/26/05                                                  (1,685,156)
                                                                                                        -----------------
                                                                                                              (2,136,984)
                                                                                                        -----------------
                     PUT OPTIONS--(0.1%)
                     U.S. Treasury Bond Futures, Chicago Board of Trade,
          1,002           strike price $113, expires 8/26/05                                                    (156,563)
                                                                                                        -----------------

                     Total Options Written (premiums received--$2,138,233)                                    (2,293,547)
                                                                                                        -----------------

                     TOTAL INVESTMENTS NET OF OPTIONS WRITTEN
                     (cost--$456,522,994)--100.0%                                                          $ 498,120,722
                                                                                                        -----------------


OTHER INVESTMENTS:
Futures contracts outstanding at June 30, 2005:

                                        Notional
                                         Amount     Expiration     Unrealized
                    Type                  (000)        Date       Depreciation
      ------------------------------------------------------------------------
      Short: U.S. Treasury 30 Year Bond  $21,100     9/21/05       $154,953
                                                                   ---------

NOTES TO SCHEDULE OF INVESTMENTS:

*    Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The
     Fund's investments are valued daily by an independent pricing service. The independent pricing service uses information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures, are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Securities issued on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock
     Exchange.

(a)  Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.
(b)  When-Issued or delayed-delivery security. To be delivered/settled after a
     June 30, 2005.
(c)  Variable Rate Notes --- instruments whose interest rate changes on a specified date (such as a coupon date or interest payment date) and/or whose interest rate varies with changes in a designated base rate (such as the prime interest rate). The rate shown is the rate in effect at
     June 30, 2005.
(d)  Residual Interest/Tax Exempt Municipal Bonds - The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
(e)  Maturity date shown is date of next put.
(f)  All or partial amount segregated as collateral for futures contracts, when-issued or delay-delivery securities.
(g)  Non-income producing.
(h)  144A Security --- Security exempt from registration under Rule 144A of the
     Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional investors.

GLOSSARY:
AMBAC -- insured by American Municipal Bond Assurance Corp.
CA Mtg. Ins. - California Mortgage Insurance
CA St. Mtg. - California State Mortgage
CP -- Certificates of Participation
FGIC -- insured by Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
FSA -- insured by Financial Security Assurance, Inc.
GO - General Obligation Bond
MBIA -- insured by Municipal Bond Investors Assurance
XLCA -- insured by XL Capital Assurance
NR -- Not Rated

ITEM 2. CONTROLS AND PROCEDURES

          (a) The registrant's President and Chief Executive Officer and
Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment
Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

          (b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

          (a) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO California Municipal Income Fund III

By /s/ Brian S. Shlissel
   --------------------------------
President & Chief Executive Officer

Date: August 25, 2005

By /s/ Lawrence G. Altadonna
   ------------------------------------------------
Treasurer, Principal Financial & Accounting Officer

Date: August 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
   --------------------------------
President & Chief Executive Officer

Date: August 25, 2005

By /s/ Lawrence G. Altadonna
   ------------------------------------------------
Treasurer, Principal Financial & Accounting Officer

Date: August 25, 2005